Summary of Significant Policies	6 Months Ended
Jun. 30, 2024
Summary of Significant Policies [Abstract]
SUMMARY OF SIGNIFICANT POLICIES

Note 2 - SUMMARY OF SIGNIFICANT POLICIES

Basis of Presentation

The interim condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying condensed consolidated financial statements are summarized below.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts for AGM Holdings and all its consolidated subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Discontinued Operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in ad distribution to owners in a spinoff).

For the component disposed of other than by sale in accordance with paragraph 360-10-45-15, the Company adopted ASC Topic 205-20-45-3 and reported the results of operations of the discontinued operations, less applicable income tax expenses or benefits as a separate component in the statement where net income (loss) is reported for current and all prior periods presented.

Based on a strategic plan, the Company plans to sell Nanjing Lucun, AGM Tianjin, AGM Beijing and Beijing Keen Sense. As of June 30, 2024 and December 31, 2023, the operation of these entities was classified as a discontinued operation. For the six months ended June 30, 2024 and 2023, the operation of the above entities was presented in discontinued operations.

Reclassification

Certain prior period amounts have been reclassified to conform to current period presentation in order to reflect the discontinued operations of Nanjing Lucun, AGM Tianjin, AGM Beijing and Beijing Keen Sense. None of the ese reclassifications had an impact on reported financial position or cash flows for any of the period presented.

Foreign Currency Translation

The accompanying condensed consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. For the subsidiaries whose functional currencies are Renminbi (“RMB”), results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the condensed consolidated statements of operations.

The condensed consolidated balance sheet balances, with the exception of equity at June 30, 2024 and December 31, 2023 were translated at RMB7.1268 and RMB7.0827 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to condensed consolidated statements of operations and cash flows for the six months ended June 30, 2024 and 2023 were RMB7.1051, RMB6.9291 to $1.00, respectively.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Significant estimates and assumptions by management include, among others, allowance for credit losses, provision of advances to suppliers, discount rate for leases, depreciation of property and equipment and impairment assessments of long-lived assets and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments with an original maturity term of 90 days or less. At June 30, 2024 and December 31, 2023, the Company’s cash equivalents primarily consist cash in various financial institutions.

Restricted cash

Restricted cash consists of frozen deposits due to overdue reconciliations. The balance of restricted cash was nil and nil from continuing operations and nil and $1,573 from discontinued operation as of June 30, 2024 and December 31, 2023, respectively.

Inventories

Inventories, primarily consisting of standardized computing equipment, which are finished goods from manufacturers. Inventories are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the first-in first-out cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. No inventory write-down was recorded for the six months ended June 30, 2024 and the year ended December 31, 2023.

Advances to Suppliers

Advances to suppliers primarily consists of prepayments for purchase of cryptocurrency mining machines and standardized computing equipment. Advance payment depends on specific circumstances, including the industry practice, negotiations with suppliers, security for steady supply of products, and the delivery time of products received from suppliers after the advance payment. Advance to suppliers is settled when the products are provided and accepted by the Company. The Company reviews   its advance to suppliers on a periodic basis and determines the adequacy of provision. Provision is recognized to reflect the expected recoverable amount from the advances to suppliers when the Company considers the likelihood of future economic benefits associated with the advances to supplier is remote.

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying condensed consolidated balance sheets for cash and cash equivalents, accounts receivable and other current assets, accounts payable and other payables, due to related parties and contingent consideration approximate their fair value based on the short-term maturity of these instruments.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model, along with reasonable and supportable forecasts as a basis to develop the Company’s expected loss estimates. The Company adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Adoption of Accounting Standards Update (“ASU” 2016-13)

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Company has adopted ASU 2016-13 since January 1, 2021, the impact of which on the Company’s condensed consolidated financial statements was immaterial.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life. The residual value rate and useful life of property and equipment are summarized as follows:

Property and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years
Leasehold improvement	0%	Shorter of the lease term or the estimated useful life of the assets

Intangible Assets

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Intangible assets mainly represent the domain name at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

Intangible Asset	Residual value rate	Useful life
AGM domain name	0%	10 years
Software	0%	5 years

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all years presented.  The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition:

●	Step 1: Identify the contract(s) with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when or as the Company satisfies a performance obligation.

The Company is a server developer, engaging in research, development and sale of server, including ASIC miner, and standardized computing equipment and bundle of products or services that may include a combination of these items.

The Company derives revenue from the sales of cryptocurrency mining machines and standardized computing equipment and bundle of products or services that may include a combination of these items. The Company enters into contracts with customers that include promises to transfer various products and services, which are generally capable of being distinct and accounted for as separate performance obligations. The transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The Company acts as a principal as it takes control of the merchandises, is primarily obligated for the merchandise sold to the consumers, bears inventory risks and has the latitude in establishing prices. For the six months ended June 30, 2024 and 2023, the Company derives revenue from the sale of cryptocurrency mining machines and standardized computing equipment. The Company recognizes product revenues on a gross basis as the Company is responsible to fulfill the promise to provide specified goods. Revenue is recognized at a point in time upon the transfer of control of products to customers.

Contract liability

The contract liabilities consist of advances from customers, which relate to unsatisfied performance obligations at the end of each reporting period and consists of cash payments received in advance from customers in sales of server products, cryptocurrency mining machines and standardized computing equipment. As of June 30, 2024 and December 31, 2023, the Company’s advances from customers amounted to $539 and $3,707,166 from continuing operations and$16,357,806 and $26,424,582 from discontinued operation, respectively.

The Company reports revenues net of applicable sales taxes and related surcharges.

Costs of Revenues

Cost of revenues primarily consist of cost of product revenue, which includes direct costs of cryptocurrency mining machines, standardized computing equipment.

Leases

On January 1, 2021, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used. Upon adoption of ASU 2016-02 and related standards, operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is the Company’s incremental borrowing rate or, if available, the rate implicit in the lease. The Company includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. The Company also takes into considerations when certain lease contains fair value purchase and termination options with an associated penalty. Operating leases are included in operating lease right-of-use (“ROU”) assets and current and non-current lease liabilities in the condensed consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in the condensed consolidated balance sheets. There were no finance leases for the six months ended June 30, 2024 and the years ended December 31, 2023.

Selling, General & Administrative Expenses

Selling, general and administrative expenses consist primarily of credit losses, sales and administrative employee-related expenses and professional fees.

Research and Development Expenses

Research and development costs are expensed as incurred. The costs primarily consist of the wage expenses incurred to continuously improve and upgrade the Company’s services.

Government Grants

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. From June 15, 2021, Nanjing Pukou Economic Development Zone Management Committee (the “Committee”) provided an office to the Company for free for 5 years to attract the enterprise for the development of the integrated circuit industry in Nanjing. As of June 30, 2024 and December 31, 2023, the balance of deferred government grant was nil and nil from continuing operations and$74,937 and $97,137 from discontinued operation, respectively. The amount of other income for the government grant recognized during the six months ended June 30, 2024 and 2023 was nil and nil from continuing operations and $20,084 and $20,594 from discontinued operation, respectively.

Income Taxes

The Company is governed by the Income Tax Law of China and Inland Revenue Ordinance of Hong Kong, as amended. Based on a review of surrounding facts and circumstances, the revenue generated from AGM Technology belongs to offshore revenue as its operation is outside Hong Kong. Therefore, the Company considers AGM Technology is not subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2019 and beyond under Inland Revenue Ordinance of Hong Kong.

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Act has caused the Company’s deferred income taxes to be revalued. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense. Pursuant to the guidance within SEC Staff Accounting Bulletin No. 118 (“SAB 118”), as of December 31, 2017, the Company recognized the provisional effects of the enactment of the Act for which measurement could be reasonably estimated. The ultimate impact of the Act may differ from these estimates due to the Company’s continued analysis or further regulatory guidance that may be issued as a result of the Act.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of June 30, 2024,and December 31, 2023, the Company had uncertain tax positions accrued, and will continue to evaluate for uncertain positions in the future.

Value Added Tax

The amount of Value Added Tax (“VAT) liability is determined by applying the applicable tax rate to the invoiced amount of software service provided. The Company reports revenue net of China’s VAT for all the periods presented in the accompanying condensed consolidated statements of operations.

Comprehensive (Loss)/ Income

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive (loss)/income, its components and accumulated balances. Components of comprehensive (loss)/income include net loss/income and foreign currency translation adjustments. For the six months ended June 30, 2024 and 2023 , the only component of accumulated other comprehensive loss was foreign currency translation adjustments.

Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Concentration and risks

a) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

b) Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are RMB and U.S. dollars, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, accounts receivable and accounts payable. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

c) Currency convertibility risk

The Company transacts some of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China (the “PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(Loss)/Earnings per Common Share

Basic (loss)/earnings per ordinary share is computed by dividing net (loss)/earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted (loss)/earnings per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

Statutory reserves

In accordance with the PRC Company Laws, the Company’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the People’s Republic of China Generally Accepted Accounting Principles (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the six months ended June 30, 2024 and the year ended December 31, 2023, profit appropriation to statutory surplus fund for the Company’s entities incorporated in the PRC was nil and nil, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

In March 2023, the FASB issued ASU No. 2023-01, “Leases (Topic 842): Common Control Arrangements”, which amends certain provisions of ASC 842 that apply to arrangements between related parties under common control. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. ASU 2023-01 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period as of the beginning of the related fiscal year. The Company will adopt ASU 2023-01 from January 1, 2024. The Company expects the impact of adoption of this ASU to be immaterial to condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluation the impact of adopting this new guidance on its condensed consolidated financial statement.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s condensed consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the condensed consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its condensed consolidated financial condition, results of operations, cash flows, or disclosures.